Net Carrying Values of Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 5,155
One year through five years, amortized cost	13,040
Six years through ten years, amortized cost	3,224
After ten years, amortized cost	1,172
Available-for-sale Debt Securities, Amortized Cost Basis, Total	22,591
Available-for-Sale Securities, fair value
Less than one year, fair value	5,160
One year through five years, fair value	13,079
Six years through ten years, fair value	3,293
After ten years, fair value	1,330
Marketable debt securities, carrying value	$ 22,862	$ 22,904